Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Canada Inc
Statement Line Items [Line Items]
Place of Incorporation	Canada	[1]
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company.
Percent Owned	100.00%
Pebble Services Inc.
Statement Line Items [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Management and services company. Wholly-owned subsidiary of the Company.
Percent Owned	100.00%
Northern Dynasty Partnership
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holds 99.9% interest in the Pebble Partnership and 100% of Pebble Mines.
Percent Owned	100.00%
Pebble Limited Partnership
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Limited Partnership. Ownership and Exploration of the Pebble Project.
Percent Owned	100.00%
Pebble Mines Corp.
Statement Line Items [Line Items]
Place of Incorporation	Delaware, USA
Principal Activity	General Partner. Holds 0.1% interest in the Pebble Partnership.
Percent Owned	100.00%
Pebble West Claims Corporation
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA	[2]
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned	100.00%
Pebble East Claims Corporation
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned	100.00%
Pebble Pipeline Corporation
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned	100.00%
Pebble Performance Dividend LLC
Statement Line Items [Line Items]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Partnership.
Percent Owned	100.00%
U5 Resources Inc.
Statement Line Items [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company.
Percent Owned	100.00%
Cannon Point Resources Ltd.
Statement Line Items [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company.
Percent Owned	100.00%
MGL Subco Ltd. (" MGL")
Statement Line Items [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company.
Percent Owned	100.00%
Delta Minerals Inc. ("Delta")
Statement Line Items [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of MGL.
Percent Owned	100.00%
Imperial Gold Corporation ("Imperial Gold")
Statement Line Items [Line Items]
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of Delta.
Percent Owned	100.00%
Yuma Gold Inc.
Statement Line Items [Line Items]
Place of Incorporation	Nevada, USA
Principal Activity	Not active. Wholly-owned subsidiary of Imperial Gold.
Percent Owned	100.00%

[1]	Holds a 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
[2]	Both entities together hold 2,402 claims comprising the Pebble Project.